BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Stockholders' Equity
Common stock, shares par value	$ .00001	$ .00001
Common stock, shares outstanding	700,706,621	569,364,762
Common stock, shares issued	700,706,621	569,364,762
Preferred stock, shares outstanding	34,289	39,839
Preferred stock, shares issued	34,289	39,839
Common stock, shares authorized	1,000,000,000	1,000,000,000
Preferred stock, shares authorized	50,000	50,000
Preferred stock, shares par value	$ .00001	$ .00001